Revenue and Consolidated Segment Data - Schedule of Disaggregation Information of Revenue by Service Type (Details) - USD ($)		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Schedule of Disaggregation Information of Revenue by Service Type [Line Items]
Total		$ 18,270,590	$ 17,168,005	[1]
Percentage of Total Revenue		100.00%	100.00%
Cash-In-Transit – Non-Dedicated Vehicles (CIT Non-DV) [Member]
Schedule of Disaggregation Information of Revenue by Service Type [Line Items]
Total		$ 6,699,793	$ 6,297,955
Percentage of Total Revenue		36.70%	36.70%
Cash-In-Transit – Dedicated Vehicle to Banks (CIT DV) [Member]
Schedule of Disaggregation Information of Revenue by Service Type [Line Items]
Total		$ 1,891,235	$ 1,914,764
Percentage of Total Revenue		10.40%	11.20%
ATM Management [Member]
Schedule of Disaggregation Information of Revenue by Service Type [Line Items]
Total		$ 3,476,702	$ 3,349,420
Percentage of Total Revenue		19.00%	19.50%
Cash Processing (CPC) [Member]
Schedule of Disaggregation Information of Revenue by Service Type [Line Items]
Total		$ 2,401,057	$ 2,133,633
Percentage of Total Revenue		13.10%	12.40%
Cash Center Operations (CCT) [Member]
Schedule of Disaggregation Information of Revenue by Service Type [Line Items]
Total		$ 909,882	$ 903,368
Percentage of Total Revenue		5.00%	5.30%
Consolidate Cash Center (CCC) [Member]
Schedule of Disaggregation Information of Revenue by Service Type [Line Items]
Total		$ 354,358	$ 285,110
Percentage of Total Revenue		1.90%	1.70%
Smart Cash Solution [Member]
Schedule of Disaggregation Information of Revenue by Service Type [Line Items]
Total		$ 2,288,577	$ 2,176,285
Percentage of Total Revenue		12.50%	12.70%
Others [Member]
Schedule of Disaggregation Information of Revenue by Service Type [Line Items]
Total	[2]	$ 7,259
Percentage of Total Revenue	[2]	0.00%
Core AI&Robotics Solutions [Member]
Schedule of Disaggregation Information of Revenue by Service Type [Line Items]
Total		$ 226,737	$ 107,470
Percentage of Total Revenue		1.30%	0.50%
Smart Retail Solutions [Member]
Schedule of Disaggregation Information of Revenue by Service Type [Line Items]
Total		$ 14,990
Percentage of Total Revenue		0.10%

[1]	Certain amounts have been restated to reflect the reclassification adjustments made between continuing operations and discontinued operations related to the divestiture of Beijing Wanjia Security System Co., Ltd (“Beijing Wanjia”) (Note 4) for the six months ended June 30, 2025.
[2]	Others primarily consist of revenues from international shipment with other minor items.